Note 18 - Stock Options and Nonvested Shares (Details) - Fair Value Assumptions (2014 Stock Incentive Plan [Member])	12 Months Ended
Dec. 31, 2014
Minimum [Member]
Note 18 - Stock Options and Nonvested Shares (Details) - Fair Value Assumptions [Line Items]
Weighted average risk free rate of return	1.39%
Weighted average expected option life (years)	6 years 299 days
Expected volatility rate	77.74%
Maximum [Member]
Note 18 - Stock Options and Nonvested Shares (Details) - Fair Value Assumptions [Line Items]
Weighted average risk free rate of return	1.62%
Weighted average expected option life (years)	6 years 317 days
Expected volatility rate	79.37%